Label	Element	Value
Nuveen Mid Cap Value Fund | Nuveen Mid Cap Value Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Nuveen Mid Cap Value Fund